UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.3%
Information Technology - 12.3%
Electronic Equipment, Instruments & Components - 3.2%
Hon Hai Precision Industry Co., Ltd.	156,415	$406,850
Kingboard Chemical Holdings Ltd.	227,500	687,068
Largan Precision Co., Ltd.	1,000	116,561
Zhen Ding Technology Holding Ltd.	20,000	39,307

		1,249,786

Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,050	92,201
NAVER Corp.	40	25,615
NetEase, Inc. (ADR)	630	135,664
Tencent Holdings Ltd.	5,500	133,359

		386,839

Semiconductors & Semiconductor Equipment - 4.2%
Hua Hong Semiconductor Ltd. (b)	179,000	199,189
Novatek Microelectronics Corp.	146,000	479,843
Realtek Semiconductor Corp.	39,000	123,172
SCREEN Holdings Co., Ltd.	6,300	389,394
Silicon Motion Technology Corp. (ADR)	1,160	49,277
Taiwan Semiconductor Manufacturing Co., Ltd.	42,000	235,253
Vanguard International Semiconductor Corp.	27,000	46,785
Win Semiconductors Corp.	36,828	103,301

		1,626,214

Technology Hardware, Storage & Peripherals - 3.9%
Lite-On Technology Corp.	87,068	130,937
Quanta Computer, Inc.	105,000	195,656
Samsung Electronics Co., Ltd.	245	364,637
Samsung Electronics Co., Ltd. (Preference Shares)	160	189,446
Transcend Information, Inc.	161,000	425,616
Wistron Corp.	249,170	192,024

		1,498,316

		4,761,155

Financials - 8.2%
Banks - 6.7%
Agricultural Bank of China Ltd.-Class H	161,000	65,707
Banco Macro SA (ADR)	300	19,305
Bangkok Bank PCL (NVDR)	20,400	90,575
Bank of China Ltd.-Class H	323,000	142,419
China Construction Bank Corp.-Class H	330,000	252,724
Credicorp Ltd.	740	116,816
Erste Group Bank AG (a)	4,750	138,877
Industrial & Commercial Bank of China Ltd.-Class H	236,000	140,711
Itausa - Investimentos Itau SA (Preference Shares)	141,099	358,058
Kasikornbank PCL (NVDR)	9,200	45,438
KB Financial Group, Inc. (a)	9,860	348,448
OTP Bank PLC	10,030	286,400
Sberbank of Russia PJSC (Sponsored ADR)	37,986	439,878

Company	Shares	U.S. $ Value
Shinhan Financial Group Co., Ltd. (a)	4,070	$152,630

		2,597,986

Capital Markets - 0.6%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	32,300	163,420
China Everbright Ltd.	50,000	94,699

		258,119

Consumer Finance - 0.4%
Samsung Card Co., Ltd.	4,660	153,217

Diversified Financial Services - 0.4%
Fubon Financial Holding Co., Ltd.	92,000	145,024

Insurance - 0.1%
Dongbu Insurance Co., Ltd.	620	32,098

		3,186,444

Energy - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
China Petroleum & Chemical Corp.-Class H	486,000	342,274
Cosan SA Industria e Comercio	15,700	183,638
LUKOIL PJSC (London) (Sponsored ADR)	16,500	925,980
MOL Hungarian Oil & Gas PLC	6,670	467,705
Petroleo Brasileiro SA (a)	29,800	154,463
Petronet LNG Ltd.	28,370	152,976
PTT PCL (NVDR)	10,900	112,857
Tatneft PJSC (Sponsored ADR)	12,140	499,554
YPF SA (Sponsored ADR)	17,470	288,255

		3,127,702

Utilities - 5.6%
Electric Utilities - 3.2%
Centrais Eletricas Brasileiras SA (Preference Shares) (a)	75,900	602,770
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	9,100	181,133
Equatorial Energia SA	11,500	191,867
Korea Electric Power Corp. (a)	1,520	55,447
Transmissora Alianca de Energia Eletrica SA	34,500	219,680

		1,250,897

Independent Power and Renewable Electricity Producers - 1.1%
Huadian Power International Corp., Ltd.-Class H	774,000	349,295
Huaneng Power International, Inc.-Class H	112,000	73,929

		423,224

Water Utilities - 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo	12,200	107,679
Cia de Saneamento de Minas Gerais-COPASA	35,600	398,756

		506,435

		2,180,556

Company	Shares	U.S. $ Value
Consumer Discretionary - 3.4%
Automobiles - 1.1%
Dongfeng Motor Group Co., Ltd.-Class H	266,000	$258,408
Kia Motors Corp.	5,370	174,292

		432,700

Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	2,520	106,092
TAL Education Group (ADR) (a)	1,820	127,673

		233,765

Hotels, Restaurants & Leisure - 0.2%
Gourmet Master Co., Ltd.	9,450	71,775

Media - 0.1%
Sun TV Network Ltd.	7,480	54,047

Multiline Retail - 0.3%
Lojas Renner SA	16,200	115,057

Textiles, Apparel & Luxury Goods - 1.1%
Luthai Textile Co., Ltd.-Class B	169,786	203,673
Pou Chen Corp.	27,000	33,552
Yue Yuen Industrial Holdings Ltd.	47,500	172,174

		409,399

		1,316,743

Materials - 3.2%
Chemicals - 1.6%
Formosa Chemicals & Fibre Corp.	32,000	95,301
Hyosung Corp. (a)	2,710	325,771
PTT Global Chemical PCL (NVDR)	81,000	142,028
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	88,000	47,499

		610,599

Construction Materials - 0.3%
China National Materials Co., Ltd.-Class H	429,000	99,585

Metals & Mining - 0.7%
Gerdau SA (Preference Shares)	31,200	102,857
Gerdau SA (Sponsored ADR)	2,760	8,666
Novolipetsk Steel PJSC (GDR) (b)	6,640	122,637
Severstal PJSC (GDR) (b)	3,220	48,534

		282,694

Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	192,000	148,049
Sappi Ltd. (a)	12,220	79,718

		227,767

		1,220,645

Industrials - 2.1%
Airlines - 0.7%
Air Arabia PJSC	777,400	281,417

Company	Shares	U.S. $ Value
Construction & Engineering - 0.3%
Hyundai Engineering & Construction Co., Ltd. (a)	3,030	$107,187

Industrial Conglomerates - 0.8%
Far Eastern New Century Corp.	130,000	97,355
Jardine Strategic Holdings Ltd.	6,100	201,835

		299,190

Transportation Infrastructure - 0.3%
Jiangsu Expressway Co., Ltd.-Class H	104,000	131,121

		818,915

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.3%
China Communications Services Corp. Ltd.-Class H	202,000	128,345
China Telecom Corp., Ltd.-Class H	182,000	83,485
China Unicom Hong Kong Ltd.	40,000	46,294
Chunghwa Telecom Co., Ltd.	34,000	106,763
KT Corp. (Sponsored ADR) (a) (c)	11,340	159,781

		524,668

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	10,500	110,703

		635,371

Consumer Staples - 1.6%
Beverages - 0.3%
Thai Beverage PCL	185,900	108,918

Food & Staples Retailing - 0.1%
X5 Retail Group NV (GDR) (a) (b)	1,540	49,973

Food Products - 1.2%
Mead Johnson Nutrition Co.-Class A	680	48,117
Uni-President Enterprises Corp.	81,000	133,558
WH Group Ltd. (b)	335,000	270,042

		451,717

Tobacco - 0.0%
KT&G Corp.	220	18,403

		629,011

Health Care - 0.7%
Health Care Equipment & Supplies - 0.4%
St Shine Optical Co., Ltd.	7,200	137,444

Health Care Providers & Services - 0.3%
Odontoprev SA	12,100	46,780
Qualicorp SA	3,900	23,027
Sinopharm Group Co., Ltd.-Class H	15,600	63,934

		133,741

		271,185

Company	Shares		U.S. $ Value
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC		169,790	$121,253
Kaisa Group Holdings Ltd. (a) (d) (e)		223,000	5,032
Wharf Holdings Ltd. (The)		9,000	59,616
Wheelock & Co., Ltd.		4,000	22,449

			208,350

Total Common Stocks (cost $17,510,322)			18,356,077

	Principal Amount (000)
FIXED INCOME SECURITIES - 41.7%
Sovereign Bonds - 20.1%
Argentine Republic Government International Bond
7.50%, 4/22/26 (b)	U.S.$	150	157,500
Series NY
2.50%, 12/31/38 (f)		194	119,601
Brazilian Government International Bond
4.25%, 1/07/25		200	186,500
Chile Government International Bond
2.25%, 10/30/22		162	156,379
Costa Rica Government International Bond
7.00%, 4/04/44 (b)		200	182,774
Croatia Government International Bond
6.00%, 1/26/24 (b)		200	216,750
Dominican Republic International Bond
5.875%, 4/18/24 (b)		225	225,576
7.45%, 4/30/44 (b)		154	154,385
Ecuador Government International Bond
9.65%, 12/13/26 (b)		200	203,500
Gabon Government International Bond
6.375%, 12/12/24 (b)		200	185,784
Ghana Government International Bond
9.25%, 9/15/22 (b)		220	234,850
Hungary Government International Bond
5.75%, 11/22/23		146	161,878
Indonesia Government International Bond
3.375%, 4/15/23 (b)		644	628,208
Iraq International Bond
5.80%, 1/15/28 (b)		250	207,488
Ivory Coast Government International Bond
6.375%, 3/03/28 (b)		235	228,951
Jamaica Government International Bond
8.00%, 3/15/39		108	119,380
Kazakhstan Government International Bond
4.875%, 10/14/44 (b)		200	190,000
Lebanon Government International Bond
8.25%, 4/12/21 (b)		78	82,586
Series E
6.10%, 10/04/22 (b)		40	38,699

Company	Principal Amount (000)		U.S. $ Value
Series G
6.00%, 5/20/19 (b)	U.S.$	209	$208,561
Mexico Government International Bond
4.00%, 10/02/23		72	72,173
4.125%, 1/21/26		286	283,712
4.75%, 3/08/44		98	89,111
5.55%, 1/21/45		188	192,230
Panama Government International Bond
4.00%, 9/22/24		200	203,500
Peruvian Government International Bond
4.125%, 8/25/27		78	81,023
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (b)		172	173,809
Republic of Cameroon International Bond
9.50%, 11/19/25 (b)		200	215,012
Republic of Poland Government International Bond
4.00%, 1/22/24		61	62,388
5.00%, 3/23/22		87	94,773
Republic of South Africa Government International Bond
4.875%, 4/14/26		200	199,000
Russian Foreign Bond - Eurobond
4.875%, 9/16/23 (b)		200	210,684
5.00%, 4/29/20 (b)		100	106,115
5.625%, 4/04/42 (b)		200	215,074
Senegal Government International Bond
6.25%, 7/30/24 (b)		200	199,216
Sri Lanka Government International Bond
6.00%, 1/14/19 (b)		281	288,898
Tanzania Government International Bond
7.25% (LIBOR 6 Month + 6.00%), 3/09/20 (b) (g)		156	162,556
Turkey Government International Bond
3.25%, 3/23/23		230	203,838
4.875%, 10/09/26-4/16/43		400	345,289
7.00%, 6/05/20		95	102,004
7.375%, 2/05/25		193	211,576
Uruguay Government International Bond
5.10%, 6/18/50		43	38,700
Venezuela Government International Bond
7.00%, 3/31/38 (b)		107	44,940
7.75%, 10/13/19 (b)		207	114,885

Total Sovereign Bonds (cost $7,936,986)			7,799,856

Treasury Bonds - 6.6%
Colombian TES
Series B
7.00%, 5/04/22	COP	264,400	89,340
10.00%, 7/24/24		454,000	178,523
Hungary Government Bond
Series 25/B
5.50%, 6/24/25	HUF	36,000	146,589

Company	Principal Amount (000)		U.S. $ Value
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	783,000	$59,688
Series FR70
8.375%, 3/15/24		4,414,000	335,002
Peru Government Bond
6.35%, 8/12/28		170	49,877
6.95%, 8/12/31	PEN	386	117,230
Peruvian Government International Bond
6.35%, 8/12/28 (b)	U.S.$	550	161,365
Republic of Poland Government Bond
Series 0725
3.25%, 7/25/25	PLN	996	233,571
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	4,843	388,832
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	25,968	386,993
Series 6215
7.00%, 8/16/23		11,139	170,421
Thailand Government Bond
3.625%, 6/16/23	THB	7,899	235,249

Total Treasury Bonds (cost $2,411,995)			2,552,680

Quasi-Sovereign Bonds - 4.7%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (b)	U.S.$	200	186,968
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (b)		200	201,500
Magyar Export-Import Bank Zrt
4.00%, 1/30/20 (b)		200	205,101
Petroleos de Venezuela SA
6.00%, 5/16/24-11/15/26 (b)		940	362,424
9.75%, 5/17/35 (b)		55	26,744
Petroleos Mexicanos
4.25%, 1/15/25		48	44,131
4.607% (LIBOR 3 Month + 3.65%), 3/11/22 (b) (g)		405	417,656
5.50%, 6/27/44		62	51,596
5.625%, 1/23/46		44	36,520
6.75%, 9/21/47 (b)		120	113,376
Trade & Development Bank of Mongolia LLC
9.375%, 5/19/20 (b)		200	191,174

Total Quasi-Sovereign Bonds (cost $1,828,681)			1,837,190

Emerging Markets - Treasuries - 3.8%
Argentine Bonos del Tesoro
18.20%, 10/03/21	ARS	1,326	84,645
21.20%, 9/19/18		1,230	78,415

Company	Principal Amount (000)		U.S. $ Value
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	3,317	$950,023
Dominican Republic International Bond
16.00%, 7/10/20 (h)	DOP	7,100	179,181
Sri Lanka Government Bonds
Series A
10.75%, 3/01/21	LKR	6,000	38,371
11.50%, 8/01/26		6,000	37,386
Turkey Government Bond
8.00%, 3/12/25	TRY	405	95,885

Total Emerging Markets - Treasuries (cost $1,345,326)			1,463,906

Sovereign Agencies - 2.8%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (b) (i)	U.S.$	200	188,000
Ecopetrol SA
5.875%, 9/18/23		200	211,700
OCP SA
5.625%, 4/25/24 (b)		200	206,799
Perusahaan Penerbit SBSN Indonesia III
4.35%, 9/10/24 (b)		200	200,760
Petrobras Global Finance BV
6.85%, 6/05/15		23	18,630
8.75%, 5/23/26		52	56,095
Trinidad Generation UnLtd 5.25%, 11/04/27 (b)		200	194,456

Total Sovereign Agencies (cost $1,106,713)			1,076,440

Corporate Bonds - 1.8%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)		200	207,020
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		200	192,750
Odebrecht Finance Ltd.
7.125%, 6/26/42 (b)		200	116,500
Petrobras Global Finance BV
7.875%, 3/15/19		11	11,790
Samarco Mineracao SA
4.125%, 11/01/22 (b)		225	121,500
Tonon Luxembourg SA
7.25% (7.25% Cash or 9.25% PIK), 1/24/20 (a) (b) (e) (j) (k)		285	31,346
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (a) (h) (j)		202	15,110

Total Corporate Bonds (cost $986,632)			696,016

Company	Principal Amount (000)		U.S. $ Value
Inflation-Linked Securities - 1.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/22-8/15/50	BRL	217	$201,775
Mexican Udibonos
Series S
4.00%, 6/13/19	MXN	4,123	206,858

Total Inflation-Linked Securities (cost $404,557)			408,633

Regional Bonds - 0.8%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (b)	U.S.$	150	156,405
Provincia de Cordoba
7.125%, 6/10/21 (b)		150	154,125

Total Regional Bonds (cost $300,000)			310,530

Total Fixed Income Securities (cost $16,320,890)			16,145,251

	Shares
INVESTMENT COMPANIES - 0.6%
Funds and Investment Trusts - 0.6%
VFMVN30 ETF Fund (a) (cost $216,657)		516,760	230,441

SHORT-TERM INVESTMENTS - 9.6%
Investment Companies - 9.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (l) (m) (cost $3,644,461)		3,644,461	3,644,461

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(0.557)%, 1/02/17	EUR	1	1,462
0.00%, 1/02/17	NOK	2	199
0.005%, 1/03/17	HKD	19	2,431
0.01%, 1/03/17	SGD	1	873
0.05%, 1/03/17	CAD	1	577
0.05%, 1/03/17	GBP	1	1,588
0.506%, 1/03/17	AUD	2	1,083
4.88%, 1/03/17	ZAR	27	1,991
Sumitomo, Tokyo (0.28)%, 1/04/17	JPY	4,234	36,230

Total Time Deposits (cost $46,078)			46,434

Treasury Bonds - 0.1%
Nigeria Treasury Bill, Series 364D (cost $43,744)	NGN	15,193	43,900

Company	Shares	U.S. $ Value
Total Short-Term Investments (cost $3,734,283)		$3,734,795

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $37,782,152)		38,466,564

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (l) (m) (cost $161,654)	161,654	161,654

Total Investments - 99.6% (cost $37,943,806)(n)		38,628,218
Other assets less liabilities - 0.4%		172,704

Net Assets - 100.0%		$38,800,922

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	4	March 2017	$175,640	$171,150	$(4,490)
U.S. T-Note 5 Yr (CBT) Futures	5	March 2017	590,820	588,320	(2,500)
Sold Contracts
Mini MSCI Emerging Markets Index Futures	32	March 2017	1,406,240	1,369,202	37,038

					$30,048

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,909	USD	594	1/03/17	$7,337
Bank of America, NA	USD	587	BRL	1,909	1/03/17	792
BNP Paribas SA	USD	8	ARS	143	1/26/17	613
BNP Paribas SA	USD	8	ARS	144	1/31/17	623
BNP Paribas SA	USD	8	ARS	144	2/03/17	650
BNP Paribas SA	USD	33	ARS	582	2/13/17	2,448
BNP Paribas SA	USD	25	ARS	441	2/16/17	1,936
BNP Paribas SA	USD	17	ARS	295	2/17/17	1,364
BNP Paribas SA	USD	50	ARS	896	2/21/17	4,566
BNP Paribas SA	USD	8	ARS	151	2/23/17	851
BNP Paribas SA	USD	16	ARS	290	2/24/17	1,707
BNP Paribas SA	USD	9	ARS	160	2/27/17	1,070
BNP Paribas SA	USD	5	ARS	85	2/28/17	599

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	5	ARS	86	3/01/17	$664
BNP Paribas SA	USD	5	ARS	97	3/02/17	878
Brown Brothers Harriman & Co.	EUR	448	USD	477	3/16/17	4,045
Brown Brothers Harriman & Co.	GBP	64	USD	81	3/16/17	1,578
Brown Brothers Harriman & Co.	USD	55	TRY	196	3/16/17	(686)
Citibank, NA	HUF	222,863	USD	754	3/16/17	(5,786)
JPMorgan Chase Bank, NA	MYR	969	USD	220	1/17/17	3,626
Morgan Stanley Capital Services LLC	USD	583	BRL	1,909	1/03/17	3,512
Morgan Stanley Capital Services LLC	BRL	1,909	USD	586	1/03/17	(792)
Morgan Stanley Capital Services LLC	BRL	1,909	USD	574	3/02/17	(3,360)

						$28,235

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	MXN	2,339	12/11/18	4 Week TIIE	6.78%	$(834)
Morgan Stanley & Co., LLC/(CME)		2,950	12/12/18	4 Week TIIE	6.84%	(883)
Morgan Stanley & Co., LLC/(CME)		1,970	12/13/18	4 Week TIIE	6.85%	(585)
Morgan Stanley & Co., LLC/(CME)		710	12/17/18	4 Week TIIE	7.04%	(104)
Morgan Stanley & Co., LLC/(CME)	$	271	10/11/26	1.61%	3 Month LIBOR	17,626
Morgan Stanley & Co., LLC/(CME)	MXN	591	12/01/26	7.70%	4 Week TIIE	419
Morgan Stanley & Co., LLC/(CME)		750	12/02/26	7.76%	4 Week TIIE	377
Morgan Stanley & Co., LLC/(CME)		500	12/03/26	7.76%	4 Week TIIE	256
Morgan Stanley & Co., LLC/(CME)		180	12/07/26	7.83%	4 Week TIIE	54

						$16,326

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts Barclays Bank PLC Russian Federation, 7.500% 3/31/30, 12/20/21*	1.00%	1.79%	$160	$(5,856)	$(8,201)	$2,345
Citibank, NA CDX-EM Series 26, 5 Year Index, 12/20/21*	1.00	2.41	1,410	(88,008)	(86,154)	(1,854)

				$(93,864)	$(94,355)	$491

* Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPMorgan $ Emerging Markets Bond ETF	4,853	LIBOR Plus 0.75%	$2,400	2/3/17	$28,969
JPMorgan $ Emerging Markets Bond ETF	2,224	LIBOR Plus 0.75%	1,100	2/3/17	13,278

					$42,247

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $9,203,145 or 23.7% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2016.
(g)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.50% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
16.00%, 7/10/20	9/11/12	$201,786	$179,181	0.46%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	15,110	0.04%

(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Defaulted.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2016.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov., or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,391,568 and gross unrealized depreciation of investments was $(1,707,156), resulting in net unrealized appreciation of $684,412.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
TIIE	-	Banco de México Equilibrium Interbank Interest Rate

COUNTRY BREAKDOWN *

December 31, 2016 (unaudited)

13.4%	Brazil
10.7%	China
8.7%	Taiwan
8.2%	Russia
5.5%	South Korea
3.9%	Mexico
3.3%	Hungary
3.2%	Indonesia
2.8%	Argentina
2.5%	Turkey
2.3%	Hong Kong
2.3%	South Africa
1.9%	Thailand
21.6%	Other
9.7%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Angola, Austria, Cameroon, Chile, Colombia, Costa Rica, Croatia, Dominican Republic, Ecuador, Gabon, Ghana, India, Iraq, Ivory Coast, Jamaica, Japan, Kazakhstan, Lebanon, Mongolia, Morocco, Panama, Peru, Poland, Senegal, Sri Lanka, Trinidad & Tobago, United Arab Emirates, United Republic of Tanzania, United States, Uruguay, Venezuela and Vietnam.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31,

2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$702,758		$4,058,397		$	– 0	–	$4,761,155
Financials	575,999		2,610,445			– 0	–	3,186,444
Energy	1,214,235		1,913,467			– 0	–	3,127,702
Utilities	– 0	–	2,180,556			– 0	–	2,180,556
Consumer Discretionary	233,765		1,082,978			– 0	–	1,316,743
Materials	8,666		1,211,979			– 0	–	1,220,645
Industrials	– 0	–	818,915			– 0	–	818,915
Telecommunication Services	159,781		475,590			– 0	–	635,371
Consumer Staples	98,090		530,921			– 0	–	629,011
Health Care	– 0	–	271,185			– 0	–	271,185
Real Estate	– 0	–	203,318			5,032		208,350
Fixed Income Securities:
Sovereign Bonds	– 0	–	7,799,856			– 0	–	7,799,856
Treasury Bonds	– 0	–	2,552,680			– 0	–	2,552,680
Quasi-Sovereign Bonds	– 0	–	1,837,190			– 0	–	1,837,190
Emerging Markets - Treasuries	– 0	–	1,463,906			– 0	–	1,463,906
Sovereign Agencies	– 0	–	1,076,440			– 0	–	1,076,440
Corporate Bonds	– 0	–	664,670			31,346		696,016
Inflation-Linked Securities	– 0	–	408,633			– 0	–	408,633
Regional Bonds	– 0	–	310,530			– 0	–	310,530
Investment Companies	– 0	–	230,441			– 0	–	230,441
Short-Term Investments:
Investment Companies	3,644,461		– 0	–		– 0	–	3,644,461
Time Deposits	– 0	–	46,434			– 0	–	46,434
Treasury Bonds	– 0	–	43,900			– 0	–	43,900
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	161,654		– 0	–		– 0	–	161,654

Total Investments in Securities	6,799,409		31,792,431	+		36,378		38,628,218
Other Financial Instruments*:
Assets
Futures	– 0	–	37,038			– 0	–	37,038
Forward Currency Exchange Contracts	– 0	–	38,859			– 0	–	38,859
Centrally Cleared Interest Rate Swaps	– 0	–	18,732			– 0	–	18,732
Credit Default Swaps	– 0	–	2,345			– 0	–	2,345
Total Return Swaps	– 0	–	42,247			– 0	–	42,247
Liabilities
Futures	(2,500)		(4,490)			– 0	–	(6,990)
Forward Currency Exchange Contracts	– 0	–	(10,624)			– 0	–	(10,624)
Centrally Cleared Interest Rate Swaps	– 0	–	(2,406)			– 0	–	(2,406)
Credit Default Swaps	– 0	–	(1,854)			– 0	–	(1,854)

Total^	$6,796,909		$31,912,278			$36,378		$38,745,565

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
^	An amount of $904,095 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $407,800 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Emerging Markets - Treasuries			Corporate Bonds		Totals
Balance as of 3/31/16	$22,423			$187,776		$39,896		$250,095
Accrued discounts/ (premiums)	– 0	–		– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	(17,391)			– 0	–	(8,550)		(25,941)
Purchases	– 0	–		– 0	–	– 0	–	– 0	–
Sales	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(187,776)		– 0	–	(187,776)

Balance as of 12/31/16	$5,032		$	– 0	–	$31,346		$36,378	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(17,391)			–0	–	$(8,550)		$(25,941)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended December 31, 2016 is as follows:

Market Value March 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$4,798	$19,557	$20,711	$3,644	$6

A summary of the Fund’s investments of cash collateral for securities loaned transactions is as follows:

AB Exchange Reserves

Market Value March 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 14, 2016 (000)		Dividend Income (000)
$35	$61	$96	$	– 0 –	$	– 0 –	*

AB Fixed-Income Shares, Inc. - Government Money Market Portfolio

Market Value June 27, 2016 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$	– 0 –	$1,737	$1,575	$162	$	– 0	– *

*	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 24, 2017